LOANS - Restructured Loans (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) loans d	Dec. 31, 2018 USD ($) loans	Dec. 31, 2017 USD ($) loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Extended Maturities	$ 2,877,000	$ 4,093,000	$ 3,261,000
Adjusted Interest Rates	5,284,000	52,000	2,767,000
Combined Rate And Maturity	516,000	0	489,000
Forebearance Agreements	20,320,000	23,175,000	1,181,000
Other	2,473,000	985,000	75,000
Total	$ 31,470,000	$ 28,305,000	$ 7,773,000
Number of Restructured Loans | loans	157	196	214
Restructured loans, Number of Loans | loans	63	43	22
Restructured loans, Restructured loans, Pre-Modification Loan Balance	$ 31,884,000	$ 28,571,000	$ 7,995,000
Restructured loans, Period End Balance	$ 31,470,000	$ 28,305,000	$ 7,773,000
Restructured loans with payment default within 12 months of modification, Number of Loans | loans	3	1	1
Restructured loans with payment default within 12 months of modification, Period End Balance	$ 7,000,000.0	$ 41,000	$ 1,500,000
Total restructured loans	30,000,000.0	38,500,000	23,900,000
Restructured Loans, Accrual Status	11,435,000	16,109,000	17,545,000
Restructured Loans, Nonaccrual Status	18,500,000	22,400,000	6,400,000
Financing Receivable, Troubled Debt Restructuring, Commitment to Lend	2,500,000	0	0
Restructured Loans, Allowance for Loan and Lease Losses Included in Reserves	2,500,000	1,500,000	1,300,000
Accruing TDRs performing in accordance with restructured terms for more than one year	$ 4,700,000	$ 7,900,000	$ 17,200,000
Restructured loans performance threshold (days) | d	90
Commercial & Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured Loans, Loan Relationships, Review Threshold Amount Minimum	$ 250,000
Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans | loans	8	17	7
Restructured loans, Restructured loans, Pre-Modification Loan Balance	$ 25,009,000	$ 23,943,000	$ 5,724,000
Restructured loans, Period End Balance	$ 25,071,000	$ 23,890,000	$ 5,661,000
Construction real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans | loans	0	0	0
Restructured loans, Restructured loans, Pre-Modification Loan Balance	$ 0	$ 0	$ 0
Restructured loans, Period End Balance	$ 0	$ 0	$ 0
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans | loans	9	8	8
Restructured loans, Restructured loans, Pre-Modification Loan Balance	$ 3,024,000	$ 3,385,000	$ 1,816,000
Restructured loans, Period End Balance	$ 2,932,000	$ 3,150,000	$ 1,758,000
Residential real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans | loans	30	13	6
Restructured loans, Restructured loans, Pre-Modification Loan Balance	$ 3,415,000	$ 1,148,000	$ 416,000
Restructured loans, Period End Balance	3,062,000	$ 1,073,000	$ 315,000
Restructured Loans, Loan Relationships, Review Threshold Amount Minimum	$ 250,000
Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans | loans	14	5	1
Restructured loans, Restructured loans, Pre-Modification Loan Balance	$ 395,000	$ 95,000	$ 39,000
Restructured loans, Period End Balance	$ 366,000	$ 192,000	$ 39,000
Installment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans | loans	2	0	0
Restructured loans, Restructured loans, Pre-Modification Loan Balance	$ 41,000	$ 0	$ 0
Restructured loans, Period End Balance	$ 39,000	$ 0	$ 0